Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Operations and Comprehensive Income
Reclassification adjustment for losses on available-for-sale securities recorded in net income, tax	¥ 0	¥ 0	¥ 0